Employee Benefit Plan	6 Months Ended
Nov. 30, 2015
Employee Benefit Plan

Note 11 - Employee Benefit Plan

The Company has an employee savings plan (the “Plan”) pursuant to Section 401(k) of the Internal Revenue Code (the “Code”), covering all of its employees. The Company makes a qualified non-elective contribution of 3%, which consequently vests immediately. In addition, participants in the Plan may contribute a percentage of their compensation, but not in excess of the maximum allowed under the Code. During the three and six-months ended November 30, 2015 and November 30, 2014 the Company incurred an expense of approximately $5,700, $5,700 and $4,600 and $4,900 respectively, for qualified non-elective contributions.